PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 48,391	$ 48,506
Less: Accumulated depreciation	(18,064)	(16,610)
Property, plant and equipment, net	30,327	31,896
Depreciation expense	1,949	2,072	2,290
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,744	31,454
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	929	948
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,593	4,461
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	556	538
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,569	$ 11,105